VANECK AA-BB CLO ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Par
(000's) Value
COLLATERALIZED LOAN OBLIGATIONS:
97.4%
Anchorage Capital CLO
2026-22 Ltd. 144A
5.13% (Term SOFR
USD 3 Month+1.55%),
01/20/39 (a) $ 7,500 $ 7,444,207
Bain Capital Credit CLO
2021-1 Ltd. 144A
9.97% (Term SOFR
USD 3 Month+6.30%),
04/18/34 (a) 3,000 2,483,919
Bain Capital Credit CLO
2021-3 Ltd. 144A
7.03% (Term SOFR
USD 3 Month+3.36%),
07/24/34 (a) 2,990 2,861,218
Bain Capital Credit CLO
2021-7 Ltd. 144A
10.17% (Term SOFR
USD 3 Month+6.50%),
01/22/35 (a) 3,500 2,841,762
Bain Capital Credit CLO
2022-2 Ltd. 144A
8.67% (Term SOFR
USD 3 Month+5.00%),
04/22/35 (a) 1,000 954,240
Bain Capital Credit CLO
2022-3 Ltd. 144A
7.37% (Term SOFR
USD 3 Month+3.70%),
07/17/35 (a) 2,980 2,840,712
BLUEMOUNTAIN CLO LTD
144A
7.42% (Term SOFR
USD 3 Month+3.75%),
10/20/38 (a) 1,325 1,315,109
BlueMountain CLO XXXI Ltd.
144A
5.27% (Term SOFR
USD 3 Month+1.60%),
04/19/34 (a) 1,300 1,294,972
BlueMountain CLO XXXIII
Ltd. 144A
8.17% (Term SOFR
USD 3 Month+4.50%),
10/20/38 (a) 2,000 1,921,040
10.60% (Term SOFR
USD 3 Month+6.93%),
10/20/38 (a) 3,000 2,838,858
BlueMountain CLO XXXV Ltd.
144A
11.74% (Term SOFR
USD 3 Month+8.07%),
10/22/37 (a) 2,500 2,367,273
Brant Point CLO 2025-8 Ltd.
144A
5.66% (Term SOFR
USD 3 Month+1.70%),
03/31/38 (a) 5,000 5,014,540
Par
(000’s) Value
Canyon Capital CLO 2019-2
Ltd. 144A
5.57% (Term SOFR
USD 3 Month+1.90%),
10/15/34 (a) $ 1,775 $ 1,765,745
Canyon Capital CLO 2020-1
Ltd. 144A
5.62% (Term SOFR
USD 3 Month+1.95%),
07/15/34 (a) 1,500 1,492,601
CQS US Clo 6 Ltd. 144A
5.68% (Term SOFR
USD 3 Month+2.00%),
03/31/39 (a) 6,000 5,994,407
Dryden 113 CLO Ltd. 144A
6.67% (Term SOFR
USD 3 Month+3.00%),
10/15/37 (a) 2,000 1,977,760
7.67% (Term SOFR
USD 3 Month+4.00%),
10/15/37 (a) 1,400 1,373,098
Dryden 72 CLO Ltd. 144A
5.65% (Term SOFR
USD 3 Month+2.00%),
05/15/32 (a) 1,000 1,001,085
Dryden 95 CLO Ltd. 144A
6.71% (Term SOFR
USD 3 Month+3.05%),
08/20/34 (a) 7,000 6,860,342
Goldentree Loan
Management US CLO 8
Ltd. 144A
5.52% (Term SOFR
USD 3 Month+1.85%),
10/20/34 (a) 1,000 1,001,510
Halseypoint CLO 7 Ltd. 144A
5.87% (Term SOFR
USD 3 Month+2.20%),
07/20/38 (a) 1,000 997,850
KKR CLO 27 Ltd. 144A
9.92% (Term SOFR
USD 3 Month+6.25%),
01/15/35 (a) 2,500 2,340,965
KKR CLO 36 Ltd. 144A
5.42% (Term SOFR
USD 3 Month+1.75%),
10/15/34 (a) 5,000 5,004,050
LCM 39 Ltd. 144A
10.67% (Term SOFR
USD 3 Month+7.00%),
10/15/34 (a) 2,500 2,367,605
Madison Park Funding LVII
Ltd. 144A
6.62% (Term SOFR
USD 3 Month+2.95%),
07/27/34 (a) 1,500 1,427,210
Madison Park Funding XXXV
Ltd. 144A

VANECK AA-BB CLO ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
5.38% (Term SOFR
USD 3 Month+1.80%),
02/13/39 (a) $ 3,500 $ 3,471,685
7.58% (Term SOFR
USD 3 Month+4.00%),
02/13/39 (a) 1,000 966,569
Neuberger Berman Loan
Advisers CLO 38 Ltd. 144A
5.07% (Term SOFR
USD 3 Month+1.40%),
10/20/36 (a) 5,000 4,977,880
Neuberger Berman Loan
Advisers CLO 42 Ltd. 144A
5.07% (Term SOFR
USD 3 Month+1.40%),
07/16/36 (a) 5,000 4,979,545
Ocean Trails CLO XIV Ltd.
144A
5.67% (Term SOFR
USD 3 Month+2.00%),
01/20/38 (a) 1,700 1,693,243
Octagon 64 Ltd. 144A
5.37% (Term SOFR
USD 3 Month+1.70%),
07/21/37 (a) 10,000 9,991,379
OZLM XXIII Ltd. 144A
5.87% (Term SOFR
USD 3 Month+2.20%),
10/15/37 (a) 1,000 998,045
Regatta XVI Funding Ltd.
144A
5.03% (Term SOFR
USD 3 Month+1.38%),
04/15/39 (a) 2,500 2,489,475
Rockford Tower CLO 2019-2
Ltd. 144A
5.66% (Term SOFR
USD 3 Month+2.00%),
08/20/32 (a) 1,000 1,000,780
Rockford Tower CLO 2021-2
Ltd. 144A
5.37% (Term SOFR
USD 3 Month+1.70%),
07/20/34 (a) 6,500 6,498,199
5.62% (Term SOFR
USD 3 Month+1.95%),
07/20/34 (a) 2,500 2,486,935
Rockford Tower CLO 2022-1
Ltd. 144A
5.37% (Term SOFR
USD 3 Month+1.70%),
07/20/35 (a) 7,000 6,984,396
Sculptor CLO XXIX Ltd. 144A
5.42% (Term SOFR
USD 3 Month+1.75%),
07/22/38 (a) 3,000 2,997,144
Sculptor CLO XXVIII Ltd. 144A
5.62% (Term SOFR
USD 3 Month+1.95%),
01/20/35 (a) 3,000 2,979,027
Sculptor CLO XXX Ltd. 144A
Par
(000’s) Value
7.27% (Term SOFR
USD 3 Month+3.60%),
07/20/38 (a) $ 2,000 $ 1,991,910
Signal Peak CLO 4 Ltd. 144A
5.32% (Term SOFR
USD 3 Month+1.65%),
10/26/34 (a) 5,000 4,990,525
5.67% (Term SOFR
USD 3 Month+2.00%),
10/26/34 (a) 2,500 2,486,923
7.13% (Term SOFR
USD 3 Month+3.46%),
10/26/34 (a) 2,300 2,194,688
Sound Point CLO XXIX Ltd.
144A
5.27% (Term SOFR
USD 3 Month+1.60%),
04/25/34 (a) 5,000 4,957,325
7.43% (Term SOFR
USD 3 Month+3.76%),
04/25/34 (a) 3,500 3,354,834
Sound Point CLO XXVI Ltd.
144A
7.28% (Term SOFR
USD 3 Month+3.61%),
07/20/34 (a) 1,000 956,933
Sound Point CLO XXXI Ltd.
144A
7.18% (Term SOFR
USD 3 Month+3.51%),
10/25/34 (a) 2,500 2,357,810
Trinitas CLO XIX Ltd. 144A
6.62% (Term SOFR
USD 3 Month+2.95%),
10/20/33 (a) 2,500 2,456,490
Trinitas CLO XVII Ltd. 144A
6.92% (Term SOFR
USD 3 Month+3.25%),
10/20/34 (a) 1,750 1,720,292
Whitebox CLO III Ltd. 144A
5.57% (Term SOFR
USD 3 Month+1.90%),
10/15/35 (a) 2,250 2,235,985
Wind River 2021-2 CLO Ltd.
144A
5.67% (Term SOFR
USD 3 Month+2.00%),
07/20/34 (a) 2,500 2,483,483
Wind River 2022-1 CLO Ltd.
144A
5.52% (Term SOFR
USD 3 Month+1.85%),
07/20/35 (a) 2,500 2,501,398
Wind River 2023-1 CLO Ltd.
144A
5.72% (Term SOFR
USD 3 Month+2.05%),
07/25/38 (a) 1,000 1,001,700
Underline
Total Collateralized Loan Obligations
(Cost: $158,984,573) 155,986,676

FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
SHORT-TERM INVESTMENT : 0.3%
United States Treasury Obligations: 0.3%
(Cost: $474,952)
United States Treasury
Bills (y)
Par
(000’s) Value
SHORT-TERM INVESTMENT: 0.3%
(continued)
3.67%, 04/02/26 $ 475 $ 474,952
Underline
Total Investments: 97.7%
(Cost: $159,459,525) 156,461,628
Other assets less liabilities: 2.3% 3,625,785
NET ASSETS: 100.0% $ 160,087,413
Definitions:
SOFR Secured Overnight Financing Rate
USD United States Dollar
(a) Variable rate security — the rate shown is as of 03/31/26
(y) The rate shown is the calculated yield to maturity.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $155,986,676, or 97.4% of net assets.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Collateralized Loan Obligations $ — $ 155,986,676 $ — $ 155,986,676
United States Treasury Obligations — 474,952 — 474,952
Total Investments $ — $ 156,461,628 $ — $ 156,461,628